Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Major classes of property and equipment at December 31, 2020 and 2019 are as follows:

	2020
	Equipment	Product molds	Computers	Leasehold Improvements	Total
Cost
Balance–January 1, 2020	$10,047	$65,708	$1,162	$23,371	$102,288
Additions	-	-	-	-	-
Balance–December 31, 2020	$10,047	$65,708	$1,162	$23,371	$100,288

Accumulated Depreciation
Balance–January 1, 2020	$(3,785)	$-	$(1,162)	$(646)	$(5,593)
Additions	(1,626)	-	-	(1,558)	(3,184)
Balance–December 31, 2020	$(5,410)	$-	$(1,162)	$(2,204)	$(8,777)

Net amount as at December 31, 2020	$4,636	$65,708	$-	$21,167	$91,511

	2019
	Equipment	Product molds	Computers	Leasehold Improvements	Total
Cost
Balance–January 1, 2019	$8,850	$37,243	$1,162	$-	$47,255
Additions	1,197	28,465	-	23,371	53,033
Balance–December 31, 2019	$10,047	$65,708	$1,162	$23,371	100,288

Accumulated Depreciation
Balance–January 1, 2019	$(2,254)	$-	$(1,141)	$-	$(3,395)
Additions	(1,531)	-	(21)	(646)	(2,198)
Balance–December 31, 2019	$(3,785)	$-	$(1,162)	$(646)	$(5,593)

Net amount as at December 31, 2019	$6,262	$65,708	$-	$22,725	$94,695

During the years ended December 31, 2020 and 2019, the Company recognized depreciation expense of $3,184 and $2,198, respectively. All current property and equipment, as well as any future purchases of property and equipment have been pledged as security for the notes payable disclosed in Notes 7 and 8.